Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	FRANKLIN CALIFORNIA TAX FREE INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000225375
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2018
Prospectus Date	rr_ProspectusDate	Oct. 10, 2018